Note 5 - Gain (Loss) on Sale of Assets	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of gain (loss) on sale of assets [text block]
5.	Gain/(lo ss ) on sale of assets

The gain on sale of assets for the
three
months ended
June 30, 2019,
arose principally on the sale of Australian solar assets.

The loss on sale of assets for the year-ended
March 31, 2019,
totaling
$2.6
million, is comprised of a
$1.9
million provision for onerous contracts related to future obligations to purchase Solar Renewable Energy Certificates (“SRECs”) from the NC Projects, discontinued solar development projects in the ISS Joint Venture (
$0.8
million), and a correction to the gain on the sale of Amaroo solar project reported in the prior year (
$0.3
million), offset by a gain on sale of the NC Projects (
$0.4
million).

On
May 25, 2018,
the Company sold its
14.5%
and
10.0%
equity interests in the NC-
31
and NC-
47
projects, respectively, to the majority investor at the fair market value of these projects. The proceeds of sale, net of transaction costs, were
$11.4
million. A gain on sale of
$0.4
million was realized after the impairment recognized in the prior year.